Employee Benefits (Summary of Expenses for Bank's Defined Contribution Plans) (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Disclosure of defined benefit plans [table]
Defined Contribution Plan Expenses	$ 282	$ 237
Defined contribution pension plans [member]
Disclosure of defined benefit plans [table]
Defined Contribution Plan Expenses	85	64
Government pension plans [member]
Disclosure of defined benefit plans [table]
Defined Contribution Plan Expenses	$ 197	$ 173